Unaudited Condensed Consolidated Balance Sheets		May 31, 2025 HKD ($)	May 31, 2025 USD ($)	Nov. 30, 2024 HKD ($)
Current assets:
Cash and cash equivalents		$ 65,883,876	$ 8,402,591	$ 63,535,847
Accounts receivable, net		3,245,173	413,878	2,358,162
Prepayments and other receivables		1,481,789	188,982	1,846,344
Escrow receivable		391,056	49,874	391,056
Total current assets		71,001,894	9,055,325	69,688,174
Non-current assets:
Property and equipment, net		23,976	3,058	28,327
Right-of-use assets		871,101	111,097	353,218
Long term deposit and prepayment				500,000
Deferred tax assets		1,242,087	158,411	1,159,587
Total non-current assets		2,137,164	272,566	2,041,132
Total assets		73,139,058	9,327,891	71,729,306
Current liabilities:
Accruals and other payables		1,300,311	165,837	1,276,229
Contract liabilities				128,400
Bank borrowings		494,003	63,003	480,619
Operating lease liabilities		478,462	61,021	293,792
Taxes payables		2,932,183	373,960	2,932,183
Total current liabilities		6,343,185	808,986	5,111,223
Other liabilities:
Bank borrowings, net of current portion		1,757,766	224,179	2,012,828
Operating lease liabilities, net of current portion		396,246	50,536
Total other liabilities		2,154,012	274,715	2,012,828
Total liabilities		8,497,197	1,083,701	7,124,051
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Additional paid-up capital		49,897,579	6,363,757	49,897,579
Retained earnings		14,743,261	1,880,303	14,706,655
Total shareholders’ equity		64,641,861	8,244,190	64,605,255
Total liabilities and shareholders’ equity		73,139,058	9,327,891	71,729,306
Related Party
Current assets:
Due from related parties, net				1,556,765
Current liabilities:
Due to related parties		1,138,226	145,165
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value		904	115	1,021
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	[1]	$ 117	$ 15

[1]	Number of shares divided as 450,000,000 Class A ordinary shares with a par value of US$0.00001 per share (the “Class A Ordinary Shares”) and 50,000,000 class B ordinary shares with a par value of US$0.00001 per share (the “Class B Ordinary Shares”), were approved by the board of directors on November 27, 2024. The Company, for good and valuable consideration, planned to repurchase 1,500,000 shares of the Majority Shareholder’s Class A Ordinary Shares and 1,500,000 Class B Ordinary Shares to the Majority Shareholder. The reclassification of 1,500,000 Class A Ordinary Shares into 1,500,000 Class B Ordinary Shares was completed on April 8, 2025.